8. LEASES (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Leases [Abstract]
2016	$ 331,806	$ 442,408
2017	448,408	448,408
2018	164,493	164,493
2019	111,103	111,103
2020	71,500	71,500
Thereafter	0	0
Total	$ 1,127,310	$ 1,237,912